NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 15,520	$ 15,880	$ 16,183
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	43,287,523	36,835,163	36,502,264
Effect of dilutive securities	17,291	458,753	605,406
Denominator for diluted net earnings per share	43,304,814	37,293,916	37,107,670
Basic and diluted earnings per share (in dollars per share)	$ 0.36	$ 0.43	$ 0.44